March 17, 1998


   VIA EDGAR SYSTEM

   Securities and Exchange Commission
   450 Fifth Street, N.W.
   Judiciary Plaza
   Washington, DC  20549

             Re:  Perritt MicroCap Opportunities Fund, Inc.
                  File Nos. 33-16812 and 811-05308
                  Rule 497(j) Certification

   Ladies & Gentlemen:

             The undersigned officer of Perritt MicroCap Opportunities Fund, Inc. (the "Fund ") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

             1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 11 to Form N-1A Registration Statement filed by the Fund on February 27, 1998, which is the most recent amendment to such registration statement; and

             2. that the text of Post-Effective Amendment No. 11 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 27, 1998.

                                 Very truly yours,

                                 PERRITT MICROCAP OPPORTUNITIES FUND, INC.



                                 By:  /s/ Michael J Corbett
                                      Michael J. Corbett
                                      Vice President